United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$ 78,596		FHLMC ARM, 4.115%, 5/1/2034	$81,929
145,168		FHLMC ARM, 4.272%, 8/1/2035	151,800
103,024		FHLMC ARM, 4.321%, 7/1/2034	107,721
63,397		FHLMC ARM, 4.676%, 5/1/2036	67,029
		TOTAL	408,479
		Federal National Mortgage Association ARM—0.0%
68,390		FNMA ARM, 3.460%, 2/1/2036	71,311
44,375		FNMA ARM, 4.014%, 9/1/2035	45,919
39,414		FNMA ARM, 4.516%, 4/1/2034	41,672
		TOTAL	158,902
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $572,051)	567,381
		CORPORATE BONDS—16.5%
		Aerospace/Defense—0.4%
3,805,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	4,076,106
		Automotive—0.8%
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.111% (3-month USLIBOR +0.530%), 5/5/2020	1,993,422
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.421% (3-month USLIBOR +0.840%), 5/4/2023	1,980,503
2,400,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.503% (3-month USLIBOR +0.690%), 9/28/2022	2,326,434
2,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.110% (3-month USLIBOR +0.690%), 1/11/2022	1,997,425
		TOTAL	8,297,784
		Building Materials—0.2%
2,205,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	1,967,963
		Cable Satellite—0.5%
2,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,870,000
2,000,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	1,956,840
1,000,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	985,000
		TOTAL	4,811,840
		Chemicals—0.3%
3,000,000		Platform Specialty Products Corp., Sr. Unsecd. Note, 144A, 6.500%, 2/1/2022	3,011,250
		Consumer Cyclical Services—0.2%
2,550,000		GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	2,333,250
		Consumer Products—0.1%
1,200,000		Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	1,164,000
		Finance Companies—0.8%
3,000,000	[1]	American Express Co., 3.341% (3-month USLIBOR +0.650%), 2/27/2023	2,939,170
2,000,000	[1]	American Express Co., Sr. Unsecd. Note, 3.151% (3-month USLIBOR +0.610%), 8/1/2022	1,977,136
4,000,000		Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	3,515,000
		TOTAL	8,431,306
		Financial Institution - Insurance - Life—0.4%
2,250,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.532% (3-month USLIBOR +0.160%), 10/1/2020	2,240,045
1,610,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 2.912% (3-month USLIBOR +0.320%), 8/6/2021	1,608,358
		TOTAL	3,848,403
		Financial Institutions—1.9%
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.857% (3-month USLIBOR +0.380%), 1/23/2022	1,960,893

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.426% (3-month USLIBOR +0.750%), 2/23/2023	$2,901,032
2,920,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.618% (3-month USLIBOR +1.110%), 4/26/2022	2,888,488
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.207% (3-month USLIBOR +0.730%), 4/23/2024	1,933,684
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.367% (3-month USLIBOR +0.890%), 7/23/2024	2,933,258
1,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.759% (3-month USLIBOR +0.270%), 1/25/2021	994,256
3,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.376% (3-month USLIBOR +0.640%), 12/1/2021	3,863,082
1,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.168% (3-month USLIBOR +0.550%), 2/10/2021	989,126
1,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.828% (3-month USLIBOR +0.320%), 4/26/2021	996,502
		TOTAL	19,460,321
		Food & Beverage—0.5%
830,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.458% (3-month USLIBOR +1.010%), 10/17/2023	811,245
1,000,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.923% (3-month USLIBOR +0.365%), 5/2/2022	992,976
3,000,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	2,890,680
		TOTAL	4,694,901
		Gaming—0.6%
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,877,500
4,775,000		Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	4,643,687
		TOTAL	6,521,187
		Health Care—2.9%
2,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	1,920,000
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,550,000
2,000,000		Avantor, Inc., 144A, 6.000%, 10/1/2024	1,970,000
3,000,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.768% (3-month USLIBOR +1.030%), 6/6/2022	2,942,130
1,000,000	[1]	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 3.326% (3-month USLIBOR +0.890%), 7/15/2023	985,374
2,000,000		Hologic, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2025	1,870,000
2,000,000		MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	1,870,000
3,650,000		Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	3,303,250
3,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	3,320,029
4,900,000		SteriGenics Nordion Topco, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	4,618,250
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.500%, 3/1/2019	1,003,500
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,012,500
2,000,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	1,780,000
		TOTAL	30,145,033
		Independent Energy—1.0%
3,000,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	2,610,000
3,000,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	2,670,000
2,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,780,000
4,000,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 8/15/2022	3,595,000
		TOTAL	10,655,000
		Insurance - P&C—0.2%
2,000,000		Ardonagh Midco Three PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,720,000
900,000		Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	769,500
		TOTAL	2,489,500
		Media Entertainment—0.1%
1,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 2.941% (3-month USLIBOR +0.190%), 6/5/2020	999,109
		Midstream—0.5%
4,000,000		Suburban Propane Partners LP, 5.500%, 6/1/2024	3,740,000
1,350,000		Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	1,319,625
		TOTAL	5,059,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—0.4%
$500,000		Nine Energy Services, Inc., Sr. Unsecd. Note, 144A, 8.750%, 11/1/2023	$477,500
3,925,000		Sesi LLC, 7.125%, 12/15/2021	3,355,875
		TOTAL	3,833,375
		Packaging—0.6%
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,851,240
5,000,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	4,718,750
		TOTAL	6,569,990
		Pharmaceuticals—2.3%
3,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.305% (3-month USLIBOR +0.665%), 8/17/2023	2,925,634
3,000,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	2,746,320
3,000,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	2,786,250
2,075,000		Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	1,986,813
6,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2023	4,590,000
4,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	3,832,360
4,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	3,060,000
2,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	1,730,000
		TOTAL	23,657,377
		Restaurants—0.3%
3,000,000		Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	2,913,750
		Retailers—0.2%
2,000,000		Penney (J.C.) Co., Inc., 144A, 5.875%, 7/1/2023	1,610,000
8,000		Penney (J.C.) Co., Inc., 5.650%, 6/1/2020	6,120
		TOTAL	1,616,120
		Technology—0.7%
1,300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	1,299,410
1,575,000		Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,521,844
1,000,000	[1]	IBM Corp., Sr. Unsecd. Note, 2.739% (3-month USLIBOR +0.230%), 1/27/2020	998,765
4,000,000		Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	3,720,000
		TOTAL	7,540,019
		Utility - Electric—0.2%
1,750,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	1,640,625
		Wireless Communications—0.4%
2,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.733% (3-month USLIBOR +0.930%), 6/30/2020	1,998,616
2,000,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 3.558% (3-month USLIBOR +0.770%), 6/17/2019	2,003,968
		TOTAL	4,002,584
		TOTAL CORPORATE BONDS (IDENTIFIED COST $178,850,929)	169,740,418
	[1]	ASSET-BACKED SECURITIES—1.0%
		Auto Receivables—0.3%
2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.775% (1-month USLIBOR +0.320%), 5/15/2023	2,301,740
727,511		Chesapeake Funding II LLC 2016-2A, Class A2, 3.455% (1-month USLIBOR +1.000%), 6/15/2028	729,303
		TOTAL	3,031,043
		Credit Card—0.5%
3,000,000		Gracechurch Card PLC 2018-1A, Class A, 2.855% (1-month USLIBOR +0.400%), 7/15/2022	2,991,437
2,100,000		Master Credit Card Trust 2018-1A, Class A, 2.969% (1-month USLIBOR +0.490%), 7/21/2024	2,097,352
		TOTAL	5,088,789
		Other—0.2%
2,200,000		PFS Financing Corp. 2018-A, Class A, 2.855% (1-month USLIBOR +0.400%), 2/15/2022	2,200,355

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Student Loans—0.0%
$482,820		SLM Student Loan Trust 2013-C, Class A2B, 3.855% (1-month USLIBOR +1.400%), 10/15/2031	$484,524
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,810,331)	10,804,711
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—5.0%
		Commercial Mortgage—0.1%
600,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.505% (1-month USLIBOR +1.050%), 7/15/2046	599,093
		Federal Home Loan Mortgage Corporation—0.7%
1,434,083		REMIC, Series 2976, Class KJ, 2.805% (1-month USLIBOR +0.350%), 5/15/2035	1,434,248
220,698		REMIC, Series 3122, Class FE, 2.755% (1-month USLIBOR +0.300%), 3/15/2036	220,427
612,819		REMIC, Series 3241, Class FM, 2.835% (1-month USLIBOR +0.380%), 11/15/2036	613,078
1,190,663		REMIC, Series 3922, Class CF, 2.855% (1-month USLIBOR +0.400%), 4/15/2041	1,190,824
3,862,431		REMIC, Series 4097, Class KF, 2.755% (1-month USLIBOR +0.300%), 9/15/2031	3,859,739
		TOTAL	7,318,316
		Federal National Mortgage Association—1.0%
503,079		REMIC, Series 2006-111, Class FA, 2.886% (1-month USLIBOR +0.380%), 11/25/2036	503,704
2,176,268		REMIC, Series 2006-35, Class F, 2.806% (1-month USLIBOR +0.300%), 5/25/2036	2,171,086
2,344,525		REMIC, Series 2006-85, Class PF, 2.886% (1-month USLIBOR +0.380%), 9/25/2036	2,348,441
830,069		REMIC, Series 2006-99, Class AF, 2.926% (1-month USLIBOR +0.420%), 10/25/2036	832,426
151,093		REMIC, Series 2010-134, Class BF, 2.936% (1-month USLIBOR +0.430%), 10/25/2040	151,358
306,108		REMIC, Series 2010-135, Class FP, 2.906% (1-month USLIBOR +0.400%), 12/25/2040	306,491
657,503		REMIC, Series 2012-135, Class FA, 2.806% (1-month USLIBOR +0.300%), 11/25/2039	656,490
930,220		REMIC, Series 2012-79, Class F, 2.956% (1-month USLIBOR +0.450%), 7/25/2042	931,685
2,904,810		REMIC, Series 2014-73, Class FA, 2.856% (1-month USLIBOR +0.350%), 11/25/2044	2,901,926
		TOTAL	10,803,607
		Government National Mortgage Association—2.9%
5,857,492		REMIC, Series 2007-17, Class SF, 2.767% (1-month USLIBOR +0.312%), 4/16/2037	5,845,547
4,631,956		REMIC, Series 2011-83, Class FJ, 2.770% (1-month USLIBOR +0.300%), 5/20/2040	4,610,984
6,429,211		REMIC, Series 2012-41, Class FA, 2.870% (1-month USLIBOR +0.400%), 3/20/2042	6,440,402
6,569,830		REMIC, Series 2012-42, Class HF, 2.840% (1-month USLIBOR +0.370%), 3/20/2042	6,558,760
6,775,948		REMIC, Series 2012-77, Class FE, 2.845% (1-month USLIBOR +0.390%), 5/16/2041	6,819,886
		TOTAL	30,275,579
		Non-Agency Mortgage—0.3%
290,462		Gosforth Funding PLC 2016-1A, Class A1A, 3.316% (3-month USLIBOR +0.700%), 2/15/2058	290,405
2,610,000		Silverstone Master Issuer 2018-1A, Class 1A, 2.859% (3-month USLIBOR +0.390%), 1/21/2070	2,593,727
		TOTAL	2,884,132
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $52,027,727)	51,880,727
	[1]	FLOATING RATE LOANS—4.4%
		Automotive—0.4%
4,000,000		Dana, Inc., Term Loan - 1st Lien, 5.058% (3-month USLIBOR +2.250%), 11/16/2025	3,850,000
		Cable Satellite—0.9%
5,940,000		Charter Communications Operating LLC, Term Loan - 1st Lien, 4.350% (1-month USLIBOR +2.000%), 4/30/2025	5,713,567
3,500,000		Virgin Media Bristol LLC, Term Loan - 1st Lien, 4.955% (1-month USLIBOR +2.500%), 1/15/2026	3,324,143
		TOTAL	9,037,710
		Chemicals—0.3%
1,102,500		WR Grace & Co-Conn, Term Loan - 1st Lien, 4.136% (3-month USLIBOR +1.750%), 4/3/2025	1,069,772
1,890,000		WR Grace & Co-Conn, Term Loan - 1st Lien, 4.563% (3-month USLIBOR +2.000%), 4/3/2025	1,833,896
		TOTAL	2,903,668
		Construction Machinery—0.1%
1,246,875		United Rentals North America, Inc., Term Loan - 1st Lien, 4.094% (1-month USLIBOR +1.750%), 10/31/2025	1,224,120

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Finance Companies—0.1%
$916,021		Avolon Holdings Ltd., Term Loan - 1st Lien, 4.470% (1-month USLIBOR +2.000%), 1/15/2025	$882,724
		Food & Beverage—0.3%
1,398,994		Aramark Services, Inc., Term Loan - 1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/11/2025	1,361,109
1,942,355		Aramark Services, Inc., Term Loan - 1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/28/2024	1,885,910
		TOTAL	3,247,019
		Gaming—0.7%
5,867,461		Las Vegas Sands Corp., Term Loan - 1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/27/2025	5,622,994
473,750		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan - 1st Lien, 5.146% (3-month USLIBOR +2.750%), 5/14/2020	468,617
1,234,375		Seminole Tribe of Florida, Inc., Term Loan - 1st Lien, 4.094% (1-month USLIBOR +1.750%), 7/6/2024	1,212,773
		TOTAL	7,304,384
		Health Care—0.3%
204,033		HCA, Inc., Term Loan - 1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/18/2023	200,016
496,250		HCA, Inc., Term Loan - 1st Lien, 4.344% (1-month USLIBOR +2.000%), 3/13/2025	487,831
2,487,500		IMS Health, Inc., Term Loan - 1st Lien, 4.136% (1-month USLIBOR +1.750%), 6/11/2025	2,411,333
		TOTAL	3,099,180
		Lodging—0.3%
2,586,557		Hilton Worldwide Finance LLC, Term Loan - 1st Lien, 4.256% (1-month USLIBOR +1.750%), 10/25/2023	2,503,412
498,750		Wyndham Hotels & Resorts, Inc., Term Loan - 1st Lien, 4.094% (1-month USLIBOR +1.750%), 5/30/2025	481,293
		TOTAL	2,984,705
		Media Entertainment—0.2%
744,375		Lamar Media Corp., Term Loan - 1st Lien, 4.125% (1-month USLIBOR +1.750%), 3/16/2025	726,384
980,075		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, 4.386% (1-month USLIBOR +2.000%), 10/4/2023	954,044
		TOTAL	1,680,428
		Restaurants—0.2%
2,461,481		KFC Holding Co., Term Loan - 1st Lien, 4.219% (1-month USLIBOR +1.750%), 4/3/2025	2,407,648
		Technology—0.6%
1,485,000		Dell International LLC, Term Loan - 1st Lien, 4.350% (1-month USLIBOR +2.000%), 9/7/2023	1,431,169
3,000,000		Entergris, Inc., Term Loan - 1st Lien, 4.344% (1-month USLIBOR +2.000%), 11/6/2025	2,921,250
975,138		Leidos Innovations Corp., Term Loan - 1st Lien, 4.125% (1-month USLIBOR +1.750%), 8/22/2025	963,358
1,130,416		Microchip Technology, Inc., Term Loan - 1st Lien, 4.350% (1-month USLIBOR +2.000%), 5/29/2025	1,074,365
438,545		TTM Technologies, Inc., Term Loan - 1st Lien, 5.022% (1-month USLIBOR +2.500%), 9/28/2024	415,521
		TOTAL	6,805,663
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $46,881,334)	45,427,249
		INVESTMENT COMPANIES—73.1%
65,413,682		Federated Bank Loan Core Fund	629,933,754
13,428,242		Federated Project and Trade Finance Core Fund	121,659,874
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $787,108,031)	751,593,628
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,076,250,403)	1,030,014,114
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[2]	(1,511,447)
		TOTAL NET ASSETS—100%	$1,028,502,667

At December 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3U.S. Treasury Note 5-Year Short Futures	160	$18,350,000	March 2019	$(296,624)
3U.S. Treasury Note 10-Year Short Futures	150	$18,302,344	March 2019	$(456,522)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(753,146)
The average notional value of short futures contracts held by the Fund throughout the period was $37,965,719. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
	Federated Bank Loan Core Fund*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2018	50,930,403	12,614,009	9,134,047	72,678,459
Purchases/Additions	15,106,764	278,586,128	4,294,195	297,987,087
Sales/Reductions	(623,485)	(291,200,137)	—	(291,823,622)
Balance of Shares Held 12/31/2018	65,413,682	—	13,428,242	78,841,924
Value	$629,933,754	$—	$121,659,874	$751,593,628
Change in Unrealized Appreciation/Depreciation	$(29,575,668)	$948	$(94,593)	$(29,669,313)
Net Realized Gain/(Loss)	$(396,953)	$(5,057)	$—	$(402,010)
Dividend Income	$24,180,413	$226,157	$3,835,492	$28,242,062
*	At December 31, 2018, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Bank Loan Core Fund.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 61.2% of its net assets at December 31, 2018. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$567,381	$—	$567,381
Corporate Bonds	—	169,740,418	—	169,740,418
Asset-Backed Securities	—	10,804,711	—	10,804,711
Collateralized Mortgage Obligations	—	51,880,727	—	51,880,727
Floating Rate Loans	—	45,427,249	—	45,427,249
Investment Companies[1]	—	—	—	751,593,628
TOTAL SECURITIES	$—	$278,420,486	$—	$1,030,014,114
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(753,146)	—	—	(753,146)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(753,146)	$—	$—	$(753,146)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $751,593,628 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
8

Federated Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—93.1%
	Federal Home Loan Mortgage Corporation—39.3%
$1,348,657	3.000%, 3/1/2032	$1,346,187
1,559,449	3.000%, 2/1/2033	1,557,080
2,135,793	3.000%, 1/1/2043	2,097,762
1,434,199	3.000%, 11/1/2045	1,402,387
5,386,608	3.000%, 8/1/2046	5,260,391
2,286,472	3.000%, 10/1/2046	2,235,040
1,624,233	3.000%, 11/1/2046	1,585,667
3,510,133	3.000%, 1/1/2047	3,426,788
4,375,151	3.000%, 2/1/2047	4,271,267
9,949,215	3.500%, 7/1/2042	10,025,859
5,754,255	3.500%, 9/1/2043	5,793,188
5,695,255	3.500%, 7/1/2046	5,705,313
3,036,007	3.500%, 10/1/2046	3,040,420
2,645,924	3.500%, 10/1/2046	2,651,424
1,834,132	3.500%, 11/1/2047	1,834,506
689,027	4.000%, 8/1/2025	705,952
5,684,022	4.000%, 12/1/2041	5,847,227
790,362	4.000%, 1/1/2042	813,055
2,223,189	4.000%, 9/1/2047	2,269,655
1,860,602	4.000%, 10/1/2047	1,905,885
1,595,093	4.000%, 11/1/2047	1,626,936
1,155,743	4.000%, 2/1/2048	1,181,055
1,447,180	4.000%, 4/1/2048	1,476,070
971,349	4.000%, 6/1/2048	998,177
122,084	4.500%, 2/1/2024	125,458
296,044	4.500%, 6/1/2024	304,490
195,941	4.500%, 11/1/2039	204,929
562,671	4.500%, 4/1/2040	588,480
1,373,252	4.500%, 5/1/2040	1,436,243
794,307	4.500%, 5/1/2040	830,741
420,879	4.500%, 8/1/2040	440,316
1,134,682	4.500%, 9/1/2040	1,187,084
1,800,986	4.500%, 9/1/2040	1,884,160
1,776,026	4.500%, 9/1/2041	1,877,472
464,483	4.500%, 2/1/2048	488,329
497,370	4.500%, 8/1/2048	520,807
25,451	5.000%, 7/1/2020	25,650
532,947	5.000%, 1/1/2034	564,866
1,224,203	5.000%, 5/1/2034	1,297,915
133,915	5.000%, 2/1/2039	142,106
427,524	5.000%, 3/1/2039	453,673
299,334	5.000%, 7/1/2039	317,549
677,397	5.000%, 9/1/2039	718,616
1,201,503	5.000%, 10/1/2039	1,274,614
8,133	5.500%, 3/1/2021	8,297
1

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,201,700	5.500%, 5/1/2034	$3,429,934
458,275	5.500%, 12/1/2035	491,571
500,689	5.500%, 5/1/2036	537,138
38,893	5.500%, 6/1/2036	41,786
627,114	5.500%, 6/1/2036	673,387
70,878	5.500%, 9/1/2037	76,102
32,996	6.000%, 2/1/2032	36,549
260,802	6.500%, 10/1/2037	291,868
29,625	6.500%, 4/1/2038	33,481
45,402	6.500%, 10/1/2038	51,412
4,827	6.500%, 10/1/2038	5,475
286,928	7.000%, 12/1/2031	327,347
4,044	7.500%, 1/1/2021	4,183
84,381	7.500%, 1/1/2027	93,659
2,954	7.500%, 12/1/2029	3,385
75,589	7.500%, 5/1/2030	84,912
20,874	7.500%, 1/1/2031	23,997
72,926	7.500%, 2/1/2031	83,843
4,916	7.500%, 8/1/2031	5,672
	TOTAL	90,044,787
	Federal National Mortgage Association—48.4%
2,348,305	3.000%, 10/1/2046	2,293,923
3,240,967	3.000%, 11/1/2046	3,165,912
2,157,105	3.000%, 1/1/2047	2,106,477
2,352,789	3.000%, 1/1/2047	2,297,568
1,001,621	3.000%, 2/1/2047	979,365
10,055,089	3.500%, 9/1/2042	10,134,905
5,631,706	3.500%, 12/1/2042	5,671,130
1,507,206	3.500%, 8/1/2046	1,510,221
7,853,903	3.500%, 8/1/2046	7,874,522
2,331,589	3.500%, 9/1/2046	2,339,896
1,314,595	3.500%, 11/1/2047	1,314,760
2,220,309	3.500%, 12/1/2047	2,221,975
2,433,465	3.500%, 1/1/2048	2,434,531
4,961,445	4.000%, 12/1/2031	5,128,129
1,349,879	4.000%, 2/1/2041	1,387,636
3,551,673	4.000%, 12/1/2041	3,651,016
5,030,823	4.000%, 3/1/2042	5,177,828
2,806,951	4.000%, 4/1/2042	2,885,463
3,661,487	4.000%, 6/1/2044	3,752,459
423,016	4.000%, 9/1/2046	434,451
1,720,058	4.000%, 6/1/2047	1,767,632
1,379,746	4.000%, 11/1/2047	1,413,380
1,803,579	4.000%, 12/1/2047	1,853,181
4,137,503	4.000%, 12/1/2047	4,239,009
907,529	4.000%, 1/1/2048	929,567
1,441,475	4.000%, 2/1/2048	1,470,533
1,174,301	4.000%, 2/1/2048	1,200,248
723,993	4.000%, 2/1/2048	741,755
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,635,798	4.000%, 2/1/2048	$1,669,795
1,676,069	4.000%, 2/1/2048	1,709,856
708,699	4.000%, 3/1/2048	722,985
1,210,132	4.000%, 5/1/2048	1,234,904
495,619	4.000%, 6/1/2048	505,493
1,239,530	4.000%, 6/1/2048	1,264,904
14,562	4.500%, 12/1/2019	14,564
1,270,071	4.500%, 10/1/2040	1,329,272
3,050,852	4.500%, 3/1/2041	3,191,151
106,143	4.500%, 6/1/2041	111,024
1,462,493	4.500%, 1/1/2042	1,527,921
3,188,013	4.500%, 6/1/2044	3,324,658
469,597	4.500%, 3/1/2048	493,908
478,223	4.500%, 5/1/2048	495,433
311,194	5.000%, 1/1/2024	321,925
1,395,258	5.000%, 7/1/2034	1,478,387
91,704	5.000%, 11/1/2035	97,449
384,712	5.000%, 1/1/2039	408,468
904,957	5.000%, 7/1/2039	960,554
224,804	5.000%, 10/1/2039	238,615
1,368,530	5.000%, 11/1/2039	1,452,607
443,890	5.000%, 12/1/2039	471,161
112,917	5.000%, 1/1/2040	119,855
562,644	5.000%, 7/1/2048	590,001
1,824,175	5.000%, 7/1/2048	1,912,873
1,067,208	5.000%, 8/1/2048	1,119,100
609,999	5.500%, 9/1/2034	656,105
12,280	6.000%, 10/1/2028	13,418
6,938	6.000%, 11/1/2028	7,594
547	6.000%, 12/1/2028	596
11,082	6.000%, 12/1/2028	11,813
19,827	6.000%, 12/1/2028	21,692
13,882	6.000%, 12/1/2028	15,115
11,212	6.000%, 12/1/2028	12,188
12,829	6.000%, 1/1/2029	13,961
3,441	6.000%, 1/1/2029	3,741
569	6.000%, 1/1/2029	619
2,725	6.000%, 1/1/2029	2,958
18,408	6.000%, 1/1/2029	20,045
902	6.000%, 3/1/2029	987
607	6.000%, 3/1/2029	666
56,389	6.000%, 5/1/2029	61,333
47,879	6.000%, 5/1/2029	52,156
754	6.000%, 11/1/2029	822
36,302	6.000%, 11/1/2029	39,670
6,927	6.000%, 4/1/2031	7,515
587,346	6.000%, 11/1/2034	652,885
42,359	6.000%, 5/1/2036	46,991
37,849	6.000%, 6/1/2036	42,050
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$77,063	6.000%, 7/1/2036	$85,720
207,921	6.000%, 9/1/2037	231,579
158,554	6.000%, 2/1/2038	176,749
98,464	6.000%, 4/1/2038	109,833
45,906	6.500%, 5/1/2031	51,227
31,034	6.500%, 6/1/2031	34,521
56,291	6.500%, 4/1/2032	62,502
38,304	6.500%, 11/1/2035	42,598
242,627	6.500%, 9/1/2036	274,351
612,180	6.500%, 8/1/2037	693,117
84,055	7.000%, 8/1/2028	93,693
44,245	7.000%, 10/1/2028	49,282
23,027	7.000%, 6/1/2029	25,957
208	7.000%, 11/1/2031	237
6,934	7.000%, 11/1/2031	7,903
2,811	7.000%, 12/1/2031	3,212
85,866	7.000%, 12/1/2031	97,397
6,253	7.000%, 12/1/2031	7,137
1,192	7.000%, 1/1/2032	1,354
1,080	7.500%, 1/1/2030	1,233
	TOTAL	110,878,857
	Government National Mortgage Association—5.4%
5,474,054	3.500%, 12/15/2040	5,515,831
3,949,483	3.500%, 8/20/2047	3,981,476
275,821	5.000%, 11/20/2038	287,882
89,871	5.000%, 12/20/2038	95,034
166,801	5.000%, 5/20/2039	176,441
678,577	5.000%, 8/20/2039	717,792
306,052	5.000%, 9/20/2039	323,739
285,993	5.500%, 12/20/2038	306,710
233,704	6.000%, 9/20/2038	260,841
41,246	7.500%, 12/15/2023	44,119
11,359	7.500%, 1/15/2026	12,646
14,061	7.500%, 2/15/2026	15,440
200,437	7.500%, 2/15/2028	226,933
5,140	7.500%, 6/15/2029	5,729
688	7.500%, 7/15/2029	791
859	7.500%, 7/15/2029	978
1,252	7.500%, 7/15/2029	1,313
4,849	7.500%, 9/15/2029	5,561
572	7.500%, 9/15/2029	652
2,554	7.500%, 10/15/2029	2,859
11,161	7.500%, 10/15/2029	12,750
9,757	7.500%, 10/15/2029	11,118
5,944	7.500%, 10/15/2029	6,820
57,328	7.500%, 6/15/2030	66,072
31,711	7.500%, 6/15/2030	36,548
82,886	7.500%, 7/15/2030	95,527
4

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$77,584		8.250%, 10/15/2030	$92,125
		TOTAL	12,303,727
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $210,066,785)	213,227,371
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—1.3%
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,907,315
		Other—0.7%
533,897		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	534,351
600,322		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	599,771
442,827		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	442,794
		TOTAL	1,576,916
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,475,987)	4,484,231
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Non-Agency Mortgage-Backed Securities—2.7%
210,783		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	140,270
663,501		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	654,225
1,613,952		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,590,592
80,277	[1]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	56,567
1,288,916		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,195,743
2,598,480		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,562,823
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,513,754)	6,200,220
		INVESTMENT COMPANY—1.4%
3,144,148		Federated Government Obligations Fund, Premier Shares, 2.30%[2] (IDENTIFIED COST $3,144,148)	3,144,148
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $224,200,674)	227,055,970
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	1,911,073
		TOTAL NET ASSETS—100%	$228,967,043
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2018	3,291,650
Purchases/Additions	40,337,204
Sales/Reductions	(40,484,706)
Balance of Shares Held 12/31/2018	3,144,148
Value	$3,144,148
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$38,958
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$213,227,371	$—	$213,227,371
Asset-Backed Securities	—	4,484,231	—	4,484,231
Collateralized Mortgage Obligations	—	6,200,220	—	6,200,220
Investment Company	3,144,148	—	—	3,144,148
TOTAL SECURITIES	$3,144,148	$223,911,822	$—	$227,055,970
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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019